Shareholders’ Deficit - Schedule of Non-Vested Options Issued (Details) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Non-Vested Options Issued [Line Items]
Shares, Nonvested at beginning of period	13,500	10,731
Weighted Average Grant Date Fair Value, Nonvested at beginning of period	$ 4.75	$ 6.14
Shares, Granted	75,000	48,049
Weighted Average Grant Date Fair Value, Granted	$ 1.53	$ 4.09
Shares, Vested	(55,500)	(37,322)
Weighted Average Grant Date Fair Value, Vested	$ (1.89)	$ (4.11)
Shares, Forfeited		(7,958)
Weighted Average Grant Date Fair Value, Forfeited		$ (5.62)
Shares, Nonvested at end of period	33,000	13,500
Weighted Average Grant Date Fair Value, Nonvested at end of period	$ 2.23	$ 4.75